Guarantor and Non-Guarantor Financial Information (Details 1) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Current Assets
Cash and cash equivalents	$ 256.4	$ 229.7	$ 319.8	$ 283.6
Inventories	945.5	961.6
Other current assets	393.3	452.2
Total Current Assets	1,595.2	1,643.5
Property, Plant, and Equipment - Net	1,142.5	1,096.1
Investments in Subsidiaries	0	0
Intercompany	0	0
Other Noncurrent Assets
Goodwill	3,052.9	3,054.6	2,812.7
Other intangible assets - net	3,089.4	3,187.0
Other noncurrent assets	151.8	134.0
Total Other Noncurrent Assets	6,294.1	6,375.6
Total Assets	9,031.8	9,115.2	8,324.6
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	596.8	616.9
Noncurrent Liabilities
Long-term debt	1,967.8	2,020.5
Deferred income taxes	987.2	992.7
Other noncurrent liabilities	331.2	321.7
Total Noncurrent Liabilities	3,286.2	3,334.9
Total Liabilities	3,883.0	3,951.8
Total Shareholders' Equity	5,148.8	5,163.4	5,292.3	5,326.3
Total Liabilities and Shareholders' Equity	9,031.8	9,115.2
The J.M. Smucker Company (Parent) [Member]
Current Assets
Cash and cash equivalents	108.0	108.3	206.8	217.7
Inventories	0	0
Other current assets	320.4	334.2
Total Current Assets	428.4	442.5
Property, Plant, and Equipment - Net	230.9	220.4
Investments in Subsidiaries	7,950.9	7,544.3
Intercompany	(2,504.5)	(1,859.8)
Other Noncurrent Assets
Goodwill	1,082.0	981.6
Other intangible assets - net	509.8	435.7
Other noncurrent assets	72.0	60.0
Total Other Noncurrent Assets	1,663.8	1,477.3
Total Assets	7,769.5	7,824.7
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	317.8	323.6
Noncurrent Liabilities
Long-term debt	1,967.8	2,020.5
Deferred income taxes	97.5	104.8
Other noncurrent liabilities	237.6	212.4
Total Noncurrent Liabilities	2,302.9	2,337.7
Total Liabilities	2,620.7	2,661.3
Total Shareholders' Equity	5,148.8	5,163.4
Total Liabilities and Shareholders' Equity	7,769.5	7,824.7
Subsidiary Guarantors [Member]
Current Assets
Cash and cash equivalents	0	0	0	0
Inventories	225.9	161.5
Other current assets	3.3	3.5
Total Current Assets	229.2	165.0
Property, Plant, and Equipment - Net	445.1	389.1
Investments in Subsidiaries	3,856.6	3,688.9
Intercompany	324.8	552.2
Other Noncurrent Assets
Goodwill	0	0
Other intangible assets - net	0	0
Other noncurrent assets	13.7	11.1
Total Other Noncurrent Assets	13.7	11.1
Total Assets	4,869.4	4,806.3
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	104.9	101.7
Noncurrent Liabilities
Long-term debt	0	0
Deferred income taxes	0	0.3
Other noncurrent liabilities	18.1	20.0
Total Noncurrent Liabilities	18.1	20.3
Total Liabilities	123.0	122.0
Total Shareholders' Equity	4,746.4	4,684.3
Total Liabilities and Shareholders' Equity	4,869.4	4,806.3
Non-Guarantor Subsidiaries [Member]
Current Assets
Cash and cash equivalents	148.4	121.4	113.0	65.9
Inventories	733.2	815.0
Other current assets	69.6	114.5
Total Current Assets	951.2	1,050.9
Property, Plant, and Equipment - Net	466.5	486.6
Investments in Subsidiaries	146.6	104.1
Intercompany	941.3	598.5
Other Noncurrent Assets
Goodwill	1,970.9	2,073.0
Other intangible assets - net	2,579.6	2,751.3
Other noncurrent assets	66.1	62.9
Total Other Noncurrent Assets	4,616.6	4,887.2
Total Assets	7,122.2	7,127.3
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	174.1	191.6
Noncurrent Liabilities
Long-term debt	0	0
Deferred income taxes	889.7	887.6
Other noncurrent liabilities	75.5	89.3
Total Noncurrent Liabilities	965.2	976.9
Total Liabilities	1,139.3	1,168.5
Total Shareholders' Equity	5,982.9	5,958.8
Total Liabilities and Shareholders' Equity	7,122.2	7,127.3
Eliminations [Member]
Current Assets
Cash and cash equivalents	0	0	0	0
Inventories	(13.6)	(14.9)
Other current assets	0	0
Total Current Assets	(13.6)	(14.9)
Property, Plant, and Equipment - Net	0	0
Investments in Subsidiaries	(11,954.1)	(11,337.3)
Intercompany	1,238.4	709.1
Other Noncurrent Assets
Goodwill	0	0
Other intangible assets - net	0	0
Other noncurrent assets	0	0
Total Other Noncurrent Assets	0	0
Total Assets	(10,729.3)	(10,643.1)
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	0	0
Noncurrent Liabilities
Long-term debt	0	0
Deferred income taxes	0	0
Other noncurrent liabilities	0	0
Total Noncurrent Liabilities	0	0
Total Liabilities	0	0
Total Shareholders' Equity	(10,729.3)	(10,643.1)
Total Liabilities and Shareholders' Equity	$ (10,729.3)	$ (10,643.1)